Securities Purchased under Agreements to Resale & Securities Borrowed (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Offsetting [Abstract]
Securities purchased under agreements to resell	$ 1,168	$ 2,415
Securities borrowed	1,210	766
Total securities borrowed or purchased under agreements to resell	2,378	3,181
Fair value of collateral permitted to be resold or repledged	2,175	3,058
Fair value of securities resold or repledged	$ 12	$ 864